Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	ALGER GLOBAL GROWTH FUND
Central Index Key	0001219064
Amendment Flag	false
Document Creation Date	Feb. 20, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Mar. 01, 2014
Class A and C Prospectus | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS A
Risk/Return:
Trading Symbol	CHUSX
Class A and C Prospectus | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS C
Risk/Return:
Trading Symbol	CHUCX
Class I Prospectus | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS I
Risk/Return:
Trading Symbol	AFGIX
Class Z Prospectus | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS Z
Risk/Return:
Trading Symbol	AFGZX